Equity (Tables)	6 Months Ended
Jun. 30, 2021
Equity [abstract]
Schedule of other comprehensive income components	Breakdown of other comprehensive income - Items not reclassified to profit or loss and Items that may be reclassified to profit or loss

	EUR million
	30-06-2021	31-12-2020
Other comprehensive income accumulated	(32,181)	(33,144)
Items not reclassified to profit or loss	(4,962)	(5,328)
Actuarial gains or losses on defined benefit pension plans	(4,415)	(5,002)
Non-current assets held for sale	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(11)	(2)
Other valuation adjustments	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	(428)	(308)
Inefficacy of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedged item)	213	159
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedging instrument)	(213)	(159)
Changes in the fair value of financial liabilities measured at fair value through profit or loss attributable to changes in credit risk	(108)	(16)
Items that may be reclassified to profit or loss	(27,219)	(27,816)
Hedge of net investments in foreign operations (effective portion)	(4,125)	(3,124)
Exchange differences	(24,032)	(26,911)
Hedging derivatives (effective portion)	126	295
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	1,250	2,411
Hedging instruments (items not designated)	—	—
Non-current assets held for sale	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(438)	(487)

Schedule of changes in fair value of equity instruments that will not be reclassified
Below is a breakdown of the composition of the balance as of 30 June 2021 and 31 December 2020 under “Other comprehensive income - Items not reclassified to profit or loss - Changes in the fair value of equity instruments measured at fair value with changes in other global result depending on the geographical origin of the issuer”:

	EUR million
	30-06-2021				31-12-2020
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Equity instruments
Domestic
Spain	28	(1,102)	(1,074)	773	28	(849)	(821)	1,032
International
Rest of Europe	118	(75)	43	410	65	(76)	(11)	314
United States	12	(4)	8	32	7	(4)	3	25
Latin America and rest	601	(6)	595	1,536	525	(4)	521	1,412
	759	(1,187)	(428)	2,751	625	(933)	(308)	2,783
Of which:
Listed	606	(31)	575	1,571	525	(31)	494	1,424
Unlisted	153	(1,156)	(1,003)	1,180	100	(902)	(802)	1,359

Schedule of other comprehensive income, that may be reclassified to profit or loss, by type of instrument and geographical origin of the issuer
Below is a breakdown of the composition of the balance as of 30 June 2021 and 31 December 2020 under Other comprehensive income - Items that may be reclassified to profit or loss - Changes in the fair value of debt instruments measured at fair value through other comprehensive income depending on the type of instrument and the geographical origin of the issuer:

	EUR million
	30-06-2021				31-12-2020
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Debt instruments
Government and central banks debt instruments
Spain	414	—	414	14,416	693	—	693	19,314
Rest of Europe	702	(38)	664	23,326	915	(69)	846	23,116
Latin America and rest of the world	420	(323)	97	50,308	785	(73)	712	51,026
Private-sector debt instruments	117	(42)	75	23,704	181	(21)	160	24,714
	1,653	(403)	1,250	111,754	2,574	(163)	2,411	118,170